Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
On May 13, 2019, the Company completed the 2019 Transaction. Jersey began operations in 2016 as a provider of proprietary and comprehensive content, analytics, professional services and workflow solutions that enables users across government and academic institutions, life science companies and R&D intensive corporations to discover, protect and commercialize their innovations. Churchill was a special purpose acquisition company whose business was to effect a merger, capital stock exchange, asset acquisition, stock purchase reorganization or similar business combination. The shares and earnings per share available to holders of the Company’s ordinary shares, prior to the 2019 Transaction, have been recasted as shares reflecting the exchange ratio established in the 2019 Transaction (1.0 Jersey share to 132.13667 Clarivate shares).
Pursuant to the Merger Agreement, the aggregate stock consideration issued by the Company in the 2019 Transaction was $3,052,500, consisting of 305,250,000 newly issued ordinary shares of the Company valued at $10.00 per share, subject to certain adjustments described below. Of the $3,052,500, the shareholders of Jersey prior to the closing of the 2019 Transaction (the “Company Owners”) received $2,175,000 in the form of 217,500,000 newly issued ordinary shares of the Company. In addition, of the $3,052,500, Churchill public shareholders received $690,000 in the form of 68,999,999 newly issued ordinary shares of the Company. In addition, Churchill Sponsor LLC (the “sponsor”) received $187,500 in the form of 17,250,000 ordinary shares of the Company issued to the sponsor, and 1,500,000 additional ordinary shares of the Company were issued to certain investors. See Note 16 - Shareholders’ Equity for further information.
Upon consummation of the 2019 Transaction, each outstanding share of ordinary stock of Churchill was converted into one ordinary share of the Company. At the closing of the 2019 Transaction, the Company Owners held approximately 74% of the issued and outstanding ordinary shares of the Company and stockholders of Churchill held approximately 26% of the issued and outstanding shares of the Company excluding the impact of (i) 52,800,000 warrants, (ii) approximately 24,806,793 compensatory options issued to the Company's management (based on number of options to purchase Jersey ordinary shares outstanding immediately prior to the 2019 Transaction, after giving effect to the exchange ratio described above) and (iii) 10,600,000 ordinary shares of Clarivate owned of record by the sponsor and available for distribution to certain individuals following the applicable lock-up and vesting restrictions.
Certain restrictions were removed following the Secondary Offering on August 14, 2019. See Note 17 - Employment and Compensation Arrangements for further information. After giving effect to the satisfaction of the vesting restrictions the Company Owners held approximately 60% of the issued and outstanding shares of the Company at the close of the 2019 Transaction. See Note 16 - Shareholders’ Equity for further information on equity instruments.
Acquisition of ProQuest
On December 1, 2021, we acquired 100% of ProQuest, a leading global software, data and analytics provider to academic, research and national institutions, and its subsidiaries from Cambridge Information Group (“CIG”), Atairos and certain other equityholders (collectively, the “Seller Group”). The aggregate consideration in connection with the closing of the ProQuest acquisition was $4,994,334, net of $52,514 cash acquired. The aggregate consideration was composed of (i) $1,094,901 from the issuance of up to 46,910,923 ordinary shares to the Seller Group and (ii) approximately $3,951,947 in cash, including approximately $917,491 to fund the repayment of ProQuest debt. The purchase price is subject to the Seller's final approval of the Final Closing Statement.

Issuance of 46,910,923 shares(1)	$1,094,901
Cash consideration(2)	3,951,947
Total purchase price	5,046,848
Cash acquired(3)	(52,514)
Total purchase price, net of cash acquired	$4,994,334

(1) Based on the Company’s closing share price of $23.34 on November 30, 2021.
(2) Based on the Closing Statement, total cash consideration of $3,951,947 includes a base cash consideration of $3,988,000, less working capital adjustments of $31,661, less closing indebtedness adjustments of $36,618, plus closing cash consideration of $32,225 as defined in the Transaction Agreement.

(3) Cash acquired includes $52,514 of total cash acquired, less $1,957 of restricted cash acquired as defined in the Transaction Agreement.
The excess of the purchase price over the net tangible and intangible assets is recorded to Goodwill and primarily reflects the assembled workforce and expected synergies. The majority of goodwill is deductible for tax purposes. During the year-ended December 31, 2021, total transaction costs incurred in connection with the acquisition of ProQuest were $62,950. The ProQuest acquisition is reported primarily as part of the A&G Segment, see Note 9 - Other Intangible Assets, net and Goodwill and Note 22 - Segment Information for further details.
The amount of Revenues, net and Net loss resulting from the acquisition that are attributable to the Company's stockholders and included in the Consolidated Statements of Operations and Comprehensive Loss were as follows:

Year Ended December 31, 2021
Revenues, net	$80,418
Net income attributable to the Company's shareholders	$3,000

The purchase price allocation for the ProQuest acquisition as of the close date of December 1, 2021 is preliminary and may change upon completion of the determination of the fair value of assets acquired and liabilities assumed. For example, the attrition assumptions used in valuing the customer relationship intangible assets acquired are provisional. A 0.5% change in the attrition assumption used would represent a material change in the purchase price allocation. The following table summarizes the preliminary purchase price allocation for this acquisition:

Total
Accounts receivable	113,492
Prepaid expenses	22,254
Other current assets	23,704
Property and equipment, net	62,307
Other intangible assets(2)	3,534,742
Other non-current assets	17,955
Deferred income taxes	3,512
Operating lease right-of-use assets	28,429
Total assets	$3,806,395
Accounts payable	17,100
Accrued expenses and other current liabilities	136,811
Current portion of long-term debt	1,072
Current portion of deferred revenue	335,234
Current portion of operating lease liabilities	7,960
Long-term debt	33,362
Deferred income taxes	58,605
Non-current portion of deferred revenue	6,799
Other non-current liabilities	89,217
Operating lease liabilities	23,085
Total liabilities	709,245
Fair value of acquired identifiable assets and liabilities	$3,097,150

Purchase price, net of cash(1)	$4,994,334
Less: Fair value of acquired identifiable assets and liabilities	3,097,150
Goodwill	$1,897,184

(1) The Company acquired cash of $52,514, including $1,957 of restricted cash to fund bank guarantees (contract performance guarantees, rental guarantees, and bid bonds) assumed in the ProQuest acquisition.

(2) Of the $3,534,742, $3,528,000 relates to the valued intangible assets as per the purchase price allocation and $6,742 relates to acquired assets under construction.
The identifiable intangible assets acquired are amortized on a straight-line basis over their estimated useful lives. The following table summarizes the estimated fair value of ProQuest's identifiable intangible assets acquired and their remaining amortization period (in years):

	Fair Value as of December 1, 2021	Remaining Range of Years
Customer relationships	$2,773,000	17-23
Technology & databases(1)	709,300	5-17
Trade names	45,700	2-10
Total identifiable intangible assets	$3,528,000
(1) Technology and databases intangible assets include both acquired technology intangible assets and acquired databases intangible assets.

Unaudited pro forma information for the Company for the periods presented as if the acquisition had occurred January 1, 2020 is as follows:

	Year ended December 31,
	2021	2020
Pro forma revenues, net	$2,702,984	$2,116,947
Pro forma net loss attributable to the Company's shareholders	$(175,418)	$(545,512)

The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company. The pro forma financial information presented above has been derived from the historical consolidated financial statements of the Company and from the historical accounting records of ProQuest.

The unaudited pro forma results include certain pro forma adjustments to net loss that were directly attributable to the acquisition, assuming the acquisition had occurred on January 1, 2020, including the following: (i) additional amortization expense that would have been recognized relating to the acquired intangible assets, (ii) adjustments to interest expense to reflect the removal of ProQuest debt and the additional Company borrowings in conjunction with the acquisition, (iii) acquisition-related transaction costs which reduced expenses by $62,950 for the year ended December 31, 2021, and (iv) other one-time non-recurring costs related to undrawn bridge commitment fees which reduced expenses by $55,000 for the year ended December 31, 2021.

Acquisition of CPA Global
On October 1, 2020, we acquired 100% of the assets, liabilities and equity interests of CPA Global, a global leader in intellectual property software and tech-enabled services from Redtop Holdings Limited ("Redtop"). The acquisition helps Clarivate create a true end-to-end platform supporting the full IP lifecycle from idea generation to commercialization and protection.
Clarivate acquired all of the outstanding shares of CPA Global in a cash and stock transaction. The aggregate consideration in connection with the closing of the CPA Global acquisition was $8,540,886, net of $102,675 cash acquired and including an equity holdback consideration of $46,485. The aggregate consideration was composed of (i) $6,565,477 from the issuance of up to 218,183,778 ordinary shares to Redtop Holdings Limited, a portfolio company of Leonard Green & Partners, L.P., representing approximately 35% pro forma fully diluted ownership of Clarivate and (ii) approximately $2,078,084 in cash to fund the repayment of CPA Global's parent company outstanding debt of $2,055,822 and related interest swap termination fee of $22,262. Of the 218,306,663 ordinary shares issuable in the acquisition, Clarivate issued 210,357,918 ordinary shares as of October 1, 2020. There were 6,325,860 shares that were issued to Leonard Green & Partners, L.P. that were returned to Clarivate to fund an Employee Benefit Trust established for the CPA Global Phantom Equity Plan. Accordingly, these shares were excluded from purchase price consideration. During January 2021, the Company issued the remaining 1,500,000 ordinary shares to Redtop Holdings Limited pursuant to a hold-back clause within the purchase agreement.

Issuance of 210,357,918 shares	$6,565,477
Cash paid for repayment of CPA Global's parent company debt and related interest rate swap termination charge	2,078,084
Total purchase price	8,643,561
Cash acquired	(102,675)
Total purchase price, net of cash acquired	$8,540,886
The excess of the purchase price over the net tangible and intangible assets is recorded to Goodwill and primarily reflects the assembled workforce and expected synergies. The majority of goodwill is deductible for tax purposes. During the year ended December 31, 2021, total transaction costs incurred in connection with the acquisition of CPA Global were $23. Total transaction costs during the year ended December 31, 2020 were $37,164.
The amount of Revenues, net and Net loss resulting from the acquisition that are attributable to the Company's stockholders and included in the Consolidated Statements of Operations and Comprehensive Loss were as follows:

Year ended December 31,
2020
Revenues, net (1)	$157,504
Net loss attributable to the Company's stockholders	$(39,985)

(1) Includes $15,297 of a deferred revenue adjustment recognized during the year ended December 31,year ended December 31, 2021 2020.
The purchase price allocation for the CPA Global acquisition as of the close date of October 1, 2020 is final. The following table summarizes the final purchase price allocation for this acquisition:

Total
Accounts receivable	$380,259
Prepaid expenses	27,437
Other current assets	38,784
Property and equipment, net	13,290
Other intangible assets	4,920,317
Deferred income taxes	19,310
Other non-current assets	8,403
Operating lease right-of-use assets	30,649
Total assets	$5,438,449
Accounts payable	53,791
Accrued expenses and other current liabilities	284,353
Current portion of deferred revenue	181,365
Current portion of operating lease liabilities	7,738
Non-current portion of deferred revenue	16,771
Deferred income taxes	291,869
Other non-current liabilities	24,307
Operating lease liabilities	23,615
Total liabilities	883,809
Fair value of acquired identifiable assets and liabilities	$4,554,640

Purchase price, net of cash(1)	$8,540,886
Less: Fair value of acquired identifiable assets and liabilities	4,554,640
Goodwill(2)	$3,986,246

(1) The Company acquired cash of $102,675 including $3,400 of restricted cash to fund fixed cash awards and certain taxes related to the phantom equity compensation plan as part of CPA Global acquisition accounting.

(2) Includes $942,201 of buyer-specific synergy goodwill that was allocated to the Clarivate legacy reporting units expected to benefit from the acquisition.
During the year ended December 31, 2021, the Company recorded measurement period adjustments to the purchase price allocation recorded as of the close date of October 1, 2020. The following table summarizes the measurement period adjustments recorded through the measurement period date ending September 30, 2021:

Total
Accounts receivable(1)	$7,135
Prepaid expenses	(158)
Other current assets	370
Property and equipment, net	1,002
Other non-current assets	1,123
Total assets	$9,472

Accounts payable	290
Accrued expenses and other current liabilities(2)	49,164
Current portion of deferred revenue	989
Non-current portion of deferred revenue	(15)
Deferred income taxes(3)	(13,405)
Total liabilities	$37,023
Fair value of acquired identifiable assets and liabilities	$(27,551)

Purchase price, net of cash	$(665)
Less: Fair value of acquired identifiable assets and liabilities	(27,551)
Goodwill	$26,886

(1) The $7,135 account receivable measurement period adjustment is due to a change in the fair value of CPA Global's accounts receivable, with there being a $9,306 increase in the valuation increase offset by a $2,171 decrease.

(2) The Company recorded measurement period adjustments of $49,164 increasing accrued expenses and other current liabilities, of which, $61,000 relates to adjustments to CPA Global's accrual for claims existing prior to the date of acquisition, offset by a $11,836 reduction to CPA Global's other accruals. See Note 23 - Commitments and Contingencies for further information.

(3) The $13,405 deferred income tax measurement period adjustment is due to the tax impact of CPA Global's other measurement period adjustments detailed in the chart above.

The identifiable intangible assets acquired are amortized on a straight-line basis over their estimated useful lives. The following table summarizes the estimated fair value of CPA Global’s identifiable intangible assets acquired and their remaining amortization period (in years):

	Fair Value as of October 1, 2020	Remaining Range of Years
Customer relationships	$4,643,306	17-23
Technology	266,224	6-14
Trade names	10,787	2-17
Total identifiable intangible assets	$4,920,317

Unaudited pro forma information for the Company for the periods presented as if the acquisition had occurred January 1, 2019 is as follows:

	Year ended December 31,
	2020	2019
Pro forma revenues, net	$1,708,486	$1,498,485
Pro forma net loss attributable to the Company's stockholders	$(374,440)	$(403,653)
The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company. The pro forma financial information presented above has been derived from the historical consolidated financial statements of the Company and from the historical accounting records of CPA Global.
The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the acquisition, assuming the acquisition had occurred on January 1, 2019, including the following: (i) additional amortization expense that would have been recognized relating to the acquired intangible assets, (ii) adjustments to interest expense to reflect the removal of CPA Global debt and the additional Company borrowings in conjunction with the acquisition, (iii) acquisition-related transaction costs which reduced expenses by $71,103 for the year ended December 31, 2020.

Acquisition of Decision Resources Group
On February 28, 2020, we acquired 100% of the assets, liabilities and equity interests of Decision Resources Group ("DRG"), a premier provider of high-value data, analytics and insights products and services to the healthcare industry, from Piramal Enterprises Limited ("PEL"), which is a part of global business conglomerate Piramal Group. The acquisition helps us expand our core businesses and provides us with the potential to grow in the LS&H segment.

The aggregate consideration paid in connection with the closing of the DRG acquisition was $964,997, comprised of $900,000 of base cash plus $6,100 of adjusted closing cash paid on the closing date and 2,895,638 of the Company's ordinary shares issued to PEL on March 5, 2021. The contingent stock consideration was valued at $58,897 on the closing date and was revalued at each period end until the issuance date. For the year ended December 31, 2020, the fair value of the contingent stock consideration increased by $27,132, which was recorded to selling, general and administrative costs in the Consolidated Statements of Operations. The corresponding liability was $86,029 as of December 31, 2020 and recorded to Accrued expenses and other current liabilities in the Consolidated Balance Sheets. As the liability settled on March 5, 2021 with the Company issuing 2,895,638 ordinary shares valued at $61,619, there was no liability captured within the December 31, 2021 Consolidated Balance Sheet. See Note 23 - Commitments and Contingencies for more information. The DRG acquisition was accounted for using the acquisition method of accounting. The excess of the purchase price over the net tangible and intangible assets was recorded to Goodwill and primarily reflected the assembled workforce and expected synergies. Goodwill was not deductible for tax purposes. Due to the decrease to the fair value of the contingent stock consideration between December 31, 2020 and March 5, 2021, during the year ended December 31, 2021, total transaction costs in connection with the acquisition of DRG resulted in a net gain of $24,194. Total transaction costs during the year ended December 31, 2020 were $47,068.

The amount of Revenues, net and Net loss resulting from the acquisition that are attributable to the Company's stockholders and included in the Consolidated Statements of Operations and Comprehensive Loss were as follows:

Year ended December 31,
2020
Revenues, net (1)	$186,428
Net income attributable to the Company's stockholders	$4,999

(1) Includes $7,157 of a deferred revenue adjustment recognized during the year ended December 31, 2020.
The following table summarizes the final purchase price allocation for this acquisition:

Total
Accounts receivable	$52,193
Prepaid expenses	4,295
Other current assets	68,001
Property and equipment, net	4,136
Other intangible assets(1)	491,366
Other non-current assets	2,960
Operating lease right-of-use assets	25,099
Total assets	$648,050
Accounts payable	3,474
Accrued expenses and other current liabilities	88,561
Current portion of deferred revenue	35,126
Current portion of operating lease liabilities	5,188
Deferred income taxes	49,403
Non-current portion of deferred revenue	936
Operating lease liabilities	20,341
Total liabilities	203,029
Fair value of acquired identifiable assets and liabilities	$445,021

Purchase price, net of cash(2)	944,220
Less: Fair value of acquired identifiable assets and liabilities	445,021
Goodwill	$499,199

(1) Includes $3,966 of internally developed software in progress acquired.
(2) The Company acquired cash of $20,777.
The identifiable intangible assets acquired are amortized on a straight-line basis over their estimated useful lives. The following table summarizes the estimated fair value of DRG’s identifiable intangible assets acquired and their remaining amortization period (in years):

	Fair Value as of February 28, 2020	Remaining Range of Years
Customer relationships	$381,000	10-21
Database and content	50,200	2-7
Trade names	5,200	4-7
Purchased software	23,000	3-8
Backlog	28,000	4
Total identifiable intangible assets	$487,400
During the year ended December 31, 2020, there were additional purchase accounting adjustments of $314 related to fixed assets, deferred revenue and legal accrual with a corresponding increase to goodwill and $1,804 related to the aforementioned items and a reduction in the valuation of assumed lease liabilities and a corresponding reduction in goodwill, respectively.
Unaudited pro forma information for the Company for the periods presented as if the acquisition had occurred January 1, 2019 is as follows:

	Year ended December 31,
	2020	2019
Pro forma revenues, net	$1,284,419	$1,174,295
Pro forma net loss attributable to the Company's stockholders	$(335,749)	$(304,846)
The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of results of operations that would have been achieved had the acquisition taken place on the date indicated, or the future consolidated results of operations of the Company. The pro forma financial information presented above has been derived from the historical Consolidated Financial Statements of the Company and from the historical accounting records of DRG.
The unaudited pro forma results include certain pro forma adjustments to revenue and net loss that were directly attributable to the acquisition, assuming the acquisition had occurred on January 1, 2019, including the following: (i) additional amortization expense that would have been recognized relating to the acquired intangible assets, (ii) adjustments to interest expense to reflect the removal of DRG debt and the additional Company borrowings in conjunction with the acquisition, (iii) acquisition-related transaction costs and other one-time non-recurring costs which reduced expenses by $26,348 for the year ended December 31, 2020.